COMMITMENTS AND CONTINGENCIES (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 vessel	Dec. 31, 2013 vessel
Other Commitments [Line Items]
Number of newbuild vessels underway | vessel		28			62
Installments and newbuilding supervision fees paid	$ 238,500
Newbuilding installment Commitments	$ 1,453,201
Number of leases assigned to third parties and related parties	2
Outstanding lease payments, guaranteed by the Company			$ 11,000
VLCC Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels underway	6	6
Suezmax Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels underway	8			6
LR2 Tanker [Member]
Other Commitments [Line Items]
Number of newbuild vessels underway	14	14		13